INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Roll forward of investment in associates (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 COP ($) $ / $	Dec. 31, 2024 COP ($) $ / $	Dec. 31, 2023 COP ($) $ / $
Disclosure of associates [line items]
Balance at the beginning of the year	$ 1,429,186
Participation in the profit or loss of the period	3,188,526	$ 2,165,813	$ 2,114,108
Dividends declared	(1,344,488)	(1,188,422)	$ (2,040,507)
Year-end balance	$ 1,312,746	$ 1,429,186
Variation | $ / $	(652.07)	587.1	(988.15)
Associates
Disclosure of associates [line items]
Balance at the beginning of the year	$ 1,429,186	$ 1,288,641	$ 1,419,296
Acquisitions		2,486	2,433
Participation in the profit or loss of the period	350,662	379,028	373,402
Participation in Other Comprehensive Income	(56,424)	15,329	(35,892)
Dividends declared	(339,018)	(314,504)	(363,466)
Liquidated entity			(282)
Effect of movements in exchange rates	(71,660)	58,206	(106,850)
Year-end balance	$ 1,312,746	$ 1,429,186	$ 1,288,641
Variation | $ / $	(652.07)	587.1